Financial investments - Carrying amount of financial investments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	£ 306,141	£ 269,213
Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	8,861	3,248
Amounts recognised in OCI
Disclosure of financial assets [line items]
Financial assets	37,507	29,356
Amounts recognised in OCI | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	1,469	1,447
Amounts recognised in OCI | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	35,618	27,710
Amounts recognised in OCI | Equity securities
Disclosure of financial assets [line items]
Financial assets	80	109
Amounts recognised in OCI | Other instruments
Disclosure of financial assets [line items]
Financial assets	340	90
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	8,861	3,248
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	723	1,030
Debt instruments measured at amortised cost | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	8,138	2,218
Financial investments
Disclosure of financial assets [line items]
Financial assets	£ 46,368	£ 32,604